CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Preferred Stock, Par Value Per Share		$ 0.001
Preferred Stock, Shares Authorized		5,000,000
Accounts receivable, allowances	$ 1,630	$ 1,493
Property and equipment, accumulated depreciation and amortization	11,747	11,056	7,704
Intangible assets, accumulated amortization	2,907	2,764	2,118
Common Stock, Par Value Per Share	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares Authorized	107,000,000	107,000,000	18,167,361
Common Stock, Shares, Issued	24,170,781	24,076,667	4,642,143
Common Stock, Shares outstanding	24,170,781	24,076,667	4,642,143
Series A-1 Convertible Preferred Stock [Member]
Preferred Stock, Par Value Per Share		$ 0.000	$ 0.001
Preferred Stock, Shares Authorized		0	11,120,119
Preferred Stock, Shares Issued		0	11,120,119
Preferred Stock, Shares Outstanding		0	11,120,119
Preferred Stock, Liquidation Preference		0	10,000
Series A-2 Convertible Preferred Stock [Member]
Preferred Stock, Par Value Per Share		$ 0.000	$ 0.001
Preferred Stock, Shares Authorized		0	18,097,848
Preferred Stock, Shares Issued		0	18,097,848
Preferred Stock, Shares Outstanding		0	18,097,848
Preferred Stock, Liquidation Preference		0	3,145
Series B Convertible Preferred Stock [Member]
Preferred Stock, Par Value Per Share		$ 0.000	$ 0.001
Preferred Stock, Shares Authorized		0	14,838,368
Preferred Stock, Shares Issued		0	14,838,368
Preferred Stock, Shares Outstanding		0	14,838,368
Preferred Stock, Liquidation Preference		$ 0	$ 14,000